Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2025
Share Capital and Other Reserves [Abstract]
Share capital and other reserves

NOTE 13 – SHARE CAPITAL AND OTHER RESERVES

SHARES ISSUED

The authorized share capital of the Company consists of 1,053,000,000 shares, consisting of (i) 1,003,000,000 shares of ordinary shares, with a nominal value of US$0.50 per share, of which 500,000 shares are designated Class A Ordinary Shares, nominal value US$0.50 per share, and 1,002,500,000 shares are designated Class B Ordinary Shares, nominal value US$0.50 per share, and (ii) 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share and (iii) one ordinary share with a nominal value of EUR1.00. Class A Ordinary Shares are entitled to ten votes per share on proposals requiring or requesting shareholder approval, and Class B Ordinary Shares are entitled to one vote on any such matter. The rights, including the liquidation and dividend rights, of the holders of our Ordinary Class A and Ordinary Class B shares are identical, except with respect to voting.

2023 Initial Public Offering

In January 2023, our Company conducted an initial public offering (the “Offering” or “IPO”) of 15,000 Class B Ordinary Shares at an Offering price of US$500.00 per share (the “IPO Price”), which was led by Revere Securities, LLC (the “Representative”), as a lead underwriter. In exchange for the Representative’s firm commitment to purchase the offered shares, the Company agreed to sell the shares to the Representative at a purchase price of US$465, which represented a 7% discount to the public offering price per share. The Company also granted the Representative a 45 day over allotment option to purchase up to 15% of the Class B Ordinary Shares sold in the IPO (2,250 Class B Ordinary Shares) at the IPO Price from the Company, less underwriting discounts and commissions and a non accountable expense allowance. During the year ended December 31, 2023, the Company sold 16,500 shares for cash, including 15,000 shares sold at the January 2023 initial public offering and 1,500 of which were issued in August 2023 to an investor, for aggregate proceeds of approximately €6,777.

The Company also issued the Representative a warrant to purchase up to 7% of the Class B Ordinary Shares sold in the IPO (1,500 Class B Ordinary Shares), which are exercisable at any time from July 26, 2023 to July 26, 2028 for US$500.00 per share (100% of the IPO Price per Class B Ordinary Share). These warrants contained customary anti dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The warrant also contains piggyback registration rights in compliance with FINRA Rule 5110.

The IPO Shares were offered and sold, and the warrant issued to the Representative was issued pursuant to the Company’s Registration Statement on Form F 1 (File No. 333 268187), as amended (the “Registration Statement”), initially filed with the Commission on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The IPO Shares, the warrant issued to Representative and the Class B Ordinary Shares underlying that warrant were registered as a part of the Registration Statement. The Company used the net proceeds from the IPO to fund the acquisition or management rights of football clubs; continue investment in social impact football; sales and marketing; as well as for working capital and general corporate purposes.

2024 Private Placements

Series A Preferred Shares: In December 2024, the Company completed two closings of a private placement offering of its securities selling 545,000 Series A Preferred Shares at an offering price of US$5.00 per share for total net proceeds of €2,623. Each Series A Preferred Share is convertible at the option of the shareholder into eight (8) Class B Ordinary Shares. We have used the proceeds from this private placement for working capital requirements as well as to fund the initial cash portion of our investment in Juve Stabia.

2024 Conversion of Shares

During the year ended December 31, 2024, the Company converted 18,500 Class A ordinary shares into Class B ordinary shares in accordance with the terms of the Company’s share capital structure.

2025 Private Placements

Ordinary Shares: On June 17, 2025, the Company entered into subscription agreements with certain individual purchasers, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 20,741 Class B Ordinary Shares, US$0.50 nominal value per share, in a registered direct offering, for gross proceeds of €1,210.

Series A Preferred Shares: During the period from February through March 2025, the Company entered into private placement agreements with investors whereby we issued 186,400 Series A Preferred Shares at an offering price of US$5.00 per share for total gross proceeds of €810. Each Series A Preferred Share is convertible at the option of the shareholder into eight (8) Class B Ordinary Shares.

Series B Preferred Shares: During the period from May through September 2025, the Company entered into private placement agreements with investors whereby we sold 161,990 units of our Series B Preferred Shares at an offering price of US$5.40. Each unit consisted of one Series B Preferred Share and a warrant to purchase a number of Class B Ordinary Shares equal to 10% of the number of Class B Ordinary Shares underlying the Series B Preferred Shares at US$13.50 per share. Total gross proceeds received in connection with these transactions were €689.

2025 Conversion of Shares

During the year ended December 31, 2025, the Company completed a series of share conversions in accordance with the terms of its governing agreements. On July 18, 2025 and October 24, 2025, an aggregate of 711,400 Series A Preferred Shares were converted into 56,912 Class B Units. Additional Series B Preferred Share conversions occurred on September 15, 2025 (83,194 shares into 6,656 Class B Units), October 3, 2025 (60,277 shares into 4,822 Class B Units), and October 24, 2025 (18,519 shares into 1,419 Class B Units). In addition, in September 2025, 31,380 Class A Ordinary Shares were reclassified, and 63,380 Class B Ordinary Shares were issued. These transactions were accounted for as equity reclassifications within share capital and did not impact the consolidated statement of profit or loss.

September 2025 PIPE Transaction

In September 2025 the Company completed a private investment in public equity transaction, or PIPE Offering, pursuant to which the Company issued Class B Ordinary Shares, PIPE Common Warrants, PIPE Pre Funded Warrants, and certain additional warrants issued pursuant to related warrant purchase arrangements. The warrant instruments issued in connection with the PIPE Offering, including their key terms, classification, valuation methodology, and fair value assumptions, are described below.

The Company received the aggregate gross proceeds of approximately €253,900 from the PIPE Offering in exchange for the issuance of 6,150,552 Class B Ordinary Shares, which resulted in an increase to the Company’s Share Capital of €2.6 million, representing the nominal value of the Class B Ordinary Shares issued, and an increase to the Company’s Other Reserves of approximately €143.3 million, net of transaction costs directly attributable to the equity issuance. A portion of the PIPE proceeds was received in the form of non-cash contributions, consisting of SOL €1,349, Locked SOL €30,229, USDC of €49,715, USDT of €17,685, and private company common shares with an estimated fair value of €8,434, with the remainder received in cash.

The Company allocated the proceeds from the PIPE Offering among the Class B Ordinary Shares, PIPE Common Warrants and PIPE Pre Funded Warrants on a relative fair value basis. For purposes of the allocation, the Company used the estimated fair values of each instrument at the issuance date. The estimated fair value used for the Class B Ordinary Shares was approximately €1,295,894. The estimated fair value used for the PIPE Common Warrants was approximately €1,281,409 and the estimated fair value used for the PIPE Pre Funded Warrants was approximately €108,525 million.

Based on the relative fair value allocation, net of transaction costs, approximately €67,790 of the PIPE proceeds was allocated to the Class B Ordinary Shares, approximately €69,606 was allocated to the PIPE Common Warrants, and approximately €5,896 was allocated to the PIPE Pre Funded Warrants. Transaction costs directly attributable to the PIPE Offering were recorded as a reduction of equity. After giving effect to such transaction costs, the Company recorded approximately €143,357 as a net increase to the Shareholders’ Equity, consisting of €2,602 recorded to Share Capital and €145,959 recorded to Other Reserves.

The Class B Ordinary Shares issued in connection with the PIPE Offering were recorded at nominal value of $0.50 per share within Share Capital, with the excess proceeds, net of directly attributable transaction costs, recorded within Other Reserves. The warrant instruments issued in connection with the PIPE Offering were classified as equity instruments and recorded within Other Reserves. No subsequent fair value remeasurement is required for these equity classified instruments.

In connection with the September 2025 PIPE transaction, the Company entered into a Strategic Advisory Agreement for the advisory services provided by the strategic advisors during the PIPE transaction and for future advisory services and issued fully vested equity warrants in exchange for these services. The Company recorded €261,389 as equity-based compensation expenses for these equity warrants. Refer to Note 5, Equity-based compensation expenses, Note 14, Share-based compensation, and Note 16 for more details on the terms, accounting treatment and measurement of these

Excess Issuance of Class B Ordinary Shares to Related Parties and others

In September 2025, the Company issued approximately 54,000 excess Class B Ordinary Shares to the Company’s Chairman of the Board of Directors and entities related to him as well as to other unrelated individuals, due to a clerical error. In connection with this matter, the Company recorded this error as Share pending cancellation within the Shareholders Capital amounting to €22, representing approximately 54,000 shares multiplied by US$0.50 par value of share. The amount was deducted from the Company’s Share Capital, and a corresponding Shares pending cancellation was recorded within equity in the consolidated balance sheet. This matter did not affect the Company’s consolidated statement of profit or loss or consolidated statement of cash flows for the year ended December 31, 2025. The matter has not been resolved as of the date of the issuance of this report; however legal recovery and cancellation efforts are ongoing. The aforementioned shares have been included in the Company’s weighted average shares calculation for loss per share.

Class A Ordinary Shares to a Related Party

During the year ended December 31, 2025, the Company did not properly cancel 567,380 Class A Ordinary Shares held by related parties, which included the former Chairman of the Board and his affiliated companies. Although these shares are not legally outstanding as per the Company’s legal records, the Company did not follow proper procedures to remove these shares from the Company’s Share Register. The management is currently evaluating its plan of actions with respect to these Class A Ordinary Shares.

2025 ATM transaction

In November 2025 the Company filed a registration statement with the Securities and Exchange Commission for the at the market shares offering program (the “ATM”) under which the Company may offer and sell Class B Ordinary shares for up to $97 million in gross proceeds. During the year ended December 31, 2025, the Company did not issue and sell any shares under its ATM program.

EQUITY WARRANTS ISSUED

Equity Warrants Issued to Unrelated Parties

2023 Revere Warrants

During the year ended December 31, 2023, the Company issued a 5 year warrant to purchase 1,050 Class B Ordinary Shares to Revere, the IPO underwriter. The warrant expires January 26, 2028 and is fully exercisable upon issue at an exercise price of US$0.50 per share. The Company used the Black Scholes option pricing model to measure the initial value of these warrants and recorded €198 at inception as a warrant liability and a charge to Other Reserves. Since a variable number of shares may be issued for this warrant under certain circumstances, IAS 32 requires it be recorded as a financial liability. As of December 31, 2025, 2024 and 2023, we adjusted the fair value of the warrant liability using the Black Scholes option pricing model to €7, €49 and €213, respectively. During the years ended December 31, 2025, 2024 and 2023, we recorded other income (expense) of €42, (€15) and €164, respectively, in the Consolidated Statements of Profit or Loss as a change in the fair value of the warrant liability.

During the years ended December 31, 2025, 2024 and 2023 the assumptions used in determining the fair value of the warrant issued to Revere were as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Expected term in years	2.08 years	3.08 years	4.08 years
Risk free interest rate	3.47%	4.27%	3.84%
Annual expected volatility	181.0%	144.0%	124.0%
Dividend yield	0.00%	0.00%	0.00%

Equity Warrants Issued to Investors in 2025 Private Placements

In connection with the private placements of Series B Preferred Shares that occurred from May through September 2025, the Company issued warrants to investors to purchase Class B Ordinary Shares. In total, 12,968 warrants were issued, each entitling the holder to purchase a number of Class B Ordinary Shares equal to 10% of the number of Class B Ordinary Shares underlying the related Series B Preferred Shares. The warrants are exercisable at a price of US$13.50 per share, were issued on the closing date, are immediately exercisable, and expire five years from the date of issuance. The warrants are classified as equity instruments in accordance with IAS 32 as they represent contracts that will be settled by the exchange of a fixed number of the Company’s own equity instruments for a fixed amount of cash and do not contain any contractual obligation for the Company to deliver cash or another financial asset. The fair value of the warrants was determined at the grant date using the Black Scholes option pricing model and amounted to approximately €51, which was recognized within equity. The valuation was based on an expected term of five years, expected volatility of approximately 100%, a risk free interest rate ranging from approximately 3.96% to 3.99%, and no expected dividends. Management determined that the Black Scholes model was appropriate as the warrants contain standard option features and do not include complex or path dependent characteristics. Of the 12,968 warrants, 222 were exercised for cash, resulting in the issuance of 222 Class B ordinary shares for aggregate proceeds of €26.

September 2025 PIPE Common Warrants: In connection with the PIPE Offering that was closed in September 2025, the Company issued Class B Ordinary Shares together with free standing PIPE Common Warrants and PIPE Pre Funded Warrants. The Company issued an aggregate of 66,666,668 PIPE Common Warrants (including 7,304,444 warrants issued to certain related parties), each exercisable for one Class B Ordinary Share at an exercise price of $6.75 per share; these warrants were immediately exercisable and expire 36 months from the date of issuance. The PIPE Common Warrants include customary anti dilution adjustments for stock splits, stock dividends and similar recapitalization events, as well as provisions requiring assumption by a successor entity in the event of a fundamental transaction. The warrants do not contain provisions that require or permit cash settlement. The Company classified the PIPE Common Warrants as equity instruments because they were exercisable for a fixed number of shares and at a fixed exercise price, and do not include a contractual obligation for the Company to deliver cash or another financial asset. The PIPE Common Warrants were recognized within equity at initial recognition and are not subsequently remeasured.

September 2025 PIPE Pre-Funded Warrants: In connection with the PIPE Offering, the Company also issued 5,161,152 PIPE Pre Funded Warrants (including 4,611,111 warrants issued to certain related parties), each exercisable for one Class B Ordinary Share at a nominal exercise price of $0.05 per share. These warrants are immediately exercisable and remain outstanding until exercised in full. The PIPE Pre Funded Warrants may be exercised for cash or on a cashless basis, and this cashless exercise feature is determined by the Company to be an administrative mechanism that facilitates exercise without requiring cash payment and does not change the underlying economics of the instrument. The Company determined that the PIPE Pre Funded Warrants are equity instruments and were recorded within Shareholder Equity at the issuance date and are not subsequently remeasured. For purposes of earnings per share, the PIPE Common Warrants and PIPE Pre Funded Warrants are considered potential ordinary shares and are included in diluted earnings per share when dilutive. Due to the nominal exercise price of the Pre Funded Warrants, these instruments are expected to be highly dilutive in periods in which the Company reports positive earnings.

For purposes of allocating the proceeds of the PIPE transaction, the Company estimated the fair values of the PIPE Common Warrants and PIPE Pre Funded Warrants at the issuance date. The estimated fair value of the PIPE Common Warrants was approximately €1,296,000, and the estimated fair value of the PIPE Pre Funded Warrants was approximately €108,500. These fair values were used as inputs in determining the relative fair value allocation of the total proceeds among the Class B Ordinary Shares, PIPE Common Warrants and PIPE Pre Funded Warrants. The total proceeds were allocated among the instruments issued on a relative fair value basis, with the amounts attributable to the PIPE Common Warrants and PIPE Pre Funded Warrants recorded within equity as a separate component of reserves. Transaction costs directly attributable to the issuance were recorded as a reduction of equity. Upon exercise of the warrants, the related amounts recorded in equity are reclassified within equity together with any proceeds received, and any warrants that expire unexercised remain within equity.

During the year ended December 31, 2025 and 2024, the assumptions used in the Black-Scholes model when determining the fair value of the warrants issued in relation to the pipe transaction were as follows:

	Common Warrants	Pre-Funded Warrants
Expected term in years	3.0 years	2.0 years
Risk-free interest rate	3.51%	4.17%
Annual expected volatility	150%	150%
Dividend yield	0.0%	0.0%

Equity Warrants Issues to Related Parties

2024 and 2025 Boustead Private Placement Warrants

In December 2024, the Company issued 5 year warrants to Boustead Securities LLC (“Boustead”) to purchase 38,150 Series A Preferred Shares in connection with the private placement offering of 54,500 Series A Preferred Shares. The warrants expire in December 2029 and are fully exercisable upon issue at US$5.00 per share. The warrants contain a cashless exercise feature which required the Company to determine whether to account for the warrant as equity or as a liability. Following the guidance of IAS 32, paragraph 26, Management considered the probability of occurrence of contingent events and concluded that feature is not genuine as the events are very unlikely to occur. Accordingly, we have classified the warrants as equity. We valued the warrants using the Black Scholes option pricing model at a total of €101. During the year ended December 31, 2025, the Company issued five year warrants to Boustead and other placement agents in connection with private placement offerings. The Company issued warrants to purchase 13,048 Series A preferred shares with a total fair value of €50. During the year ended December 31, 2025, the Company exercised 44,128 Series A warrants, which resulted in the issuance of 3,114 Class B ordinary shares. The Company also had 10,535 outstanding Class B warrants issued during the year ended December 31, 2022, which were exercised on a cashless basis, resulting in the issuance of 855 Class B ordinary shares.

In addition, the Company issued warrants to purchase 11,339 Series B preferred shares, exercisable at $5.40 per share, with a total fair value of €359. All warrants have a contractual term of five years, expire during the year ending December 31, 2030, and are fully exercisable upon issuance. The warrants contain a cashless exercise feature which required Management to determine whether to account for the warrant as equity or as a liability. Following the guidance of IAS 32, paragraph 26, Management considered the probability of occurrence of contingent events and concluded that feature is not genuine as the events are very unlikely to occur. Accordingly, we have classified the warrants as equity. During the year ended December 31, 2025, warrant holders exercised 11,339 Series B preferred share warrants, resulting in the issuance of 6,118 Class B ordinary shares.

During the year ended December 31, 2025 and 2024, the assumptions used in the Black-Scholes model in determining the fair value of the warrants issued to Boustead and other placement agents were as follows:

	December 31, 2025	December 31, 2024
Expected term in years	5.0 years	5.0 years
Risk-free interest rate	3.96-4.48%	4.45%
Annual expected volatility	100.0%	60%
Dividend yield	0.0%	0.0%

2025 Boustead PIPE Placement Agent Warrants

On September 21, 2025 (the “grant date”) in connection with the PIPE Offering described above, the Company issued three tranches of equity warrants to Boustead as consideration for placement agent services in connection with a PIPE Offering. Upon issuance, the warrants were immediately exercisable (with an expiration date on September 21, 2030) into Class B Ordinary Shares and may be exercised on either a cash or cashless (net share) basis at the election of the holder. The warrants consisted of three tranches. Warrant FA 1 is exercisable at $45 per share and represents a number of underlying shares equal to 5% of the Class B Ordinary Shares issued during the PIPE Offering. Warrant FA 2 is exercisable at $67.5 per share and represents a number of underlying shares equal to 5% of the Class B Ordinary Shares underlying the PIPE common warrants. Warrant FA 3 is exercisable at $44.5 per share and represents a number of underlying shares equal to 5% of the Class B Ordinary Shares underlying the PIPE pre- funded warrants. The warrants were classified by the Company as equity instruments as they represent contracts that will be settled through the exchange of a fixed exercise price for a fixed number of the Company’s own equity instruments. While the agreements include provisions that provide the holder with certain remedies in the event the Company fails to timely deliver shares upon exercise, including potential cash settlement in limited circumstances, the Company has concluded that these provisions represent contingent settlement features that are not genuine because the triggering contingent events are considered to have no genuine possibility of occurring and, accordingly, do not preclude equity classification for these warrants. The fair value of the placement agent warrants was determined at the grant date using the Black Scholes option pricing model. The aggregate fair value of the warrants recognized within equity upon issuance was approximately €89,176. This amount consists of approximately €41,490 related to 307,528 warrants issued under FA 1, approximately €44,456 million related to 333,333 warrants issued under FA 2, and approximately €3,483 related to 25,806 warrants issued under FA 3. The valuation was based on a share price of approximately $16 at the grant date, with exercise prices ranging from $44.5 to $67.5 per share. The expected term of the warrants was five years, consistent with the contractual life. Expected volatility was estimated at approximately 150% based on an analysis of historical volatility of comparable publicly traded companies, as well as available market data. The risk free interest rate used in the valuation was approximately 3.68%, based on U.S. Treasury yields with a maturity consistent with the expected term of the warrants, and no dividends were assumed. Management determined that the use of the Black Scholes model was appropriate as the warrants contain standard option features and do not include complex or path dependent characteristics. During the year ended December 31, 2025, the FA 1, FA 2, and FA 3 warrants were fully exercised on a cashless basis, resulting in the issuance of 2,813,921, 2,908,404, and 236,370 Class B ordinary shares, respectively.

2025 PIPE Equity Warrants Issued to Strategic Advisors under the Strategic Advisory Agreement

In connection with the 2025 PIPE transaction in September 2025, the Company granted warrants to strategic advisors in connection with an advisory arrangement. The warrants were issued in multiple tranches, including pre-funded warrants, common warrants, and additional series warrants (S1 through S6). These instruments were granted as compensation for advisory and governance services and are accounted for as equity-settled share-based payments in accordance with IFRS 2 Share-based Payment. Refer to Note 5 for equity-based compensation expense details.

The pre-funded warrants consisted of 333,333 warrants that were immediately exercisable with a total grant-date fair value of €54,721, and 333,333 warrants that are exercisable on a delayed basis with a total grant fair value of €54,733 with an exercise price of $0.50 per share. The 333,333 immediately exercisable warrants were exercised into 333,333 Class B Shares, resulting in proceeds of €141. In addition, the Company granted 166, 667 common warrants with an exercise price of $67.5 per share (“Common Warrants 1”) that were immediately exercisable with a grant-date fair value of €26,083, and 166,667 common warrants that are exercisable on a delayed basis with a grant-date fair value of €25,475. The immediately exercisable common warrants were exercised on a cashless basis, resulting in the issuance of 145,425 Class B ordinary shares.

2025 PIPE Equity Warrants Issued to Strategic Advisors under the Strategic Advisory Agreement (continued)

During the year ended December 31, 2025 the assumptions used in the Black Scholes model when determining the fair value of the warrants issued in relation to the strategic advisors agreement were as follows:

	Pre-Funded Strategic Advisors Warrants	Common Warrants 1
Expected term in years	0-2 years	4-5 years
Risk-free interest rate	3.57%	3.57 to 3.67%
Annual expected volatility	150%	150%
Dividend yield	0.0%	0.0%

The Company also granted 600,000 common warrants (“Common Warrants 2”) to strategic advisors that included market-based vesting conditions. All market-based vesting conditions linked to the specified share price thresholds were satisfied on the initial measurement date; therefore, a Monte Carlo simulation was not required for these warrants. The Company utilized the Black-Scholes option pricing model to determine the grant date fair value of these instruments. The model incorporated a valuation date share price of $186.0, an exercise price of $186.0, an expected term of five years, a risk-free interest rate of 3.67%, expected volatility of 150.0%, and a dividend yield of 0.0%. The Common Warrants 2 had an aggregate grant date fair value of €90,377 and were exercised in full in exchange for 498,017 Class B Shares.

All warrants are classified as equity instruments as they are settled solely in the Company’s own shares and do not contain any contractual obligation to deliver cash or other financial assets. Although certain warrants include delayed exercisability or market based features, such provisions are treated as non vesting or market conditions and are incorporated into the grant date fair value rather than affecting classification.

Because the warrants were determined to be nonforfeitable upon issuance and not subject to service or performance conditions that would defer recognition (other than market conditions for Common Warrants 2, which are reflected in the grant date fair value), the Company recognized the full grant date fair value of these awards as equity based expense upon issuance of these warrants. Accordingly, total compensation expense recognized in connection with these warrants amounted to €251,349 during the year ended December 31, 2025, with a corresponding increase to equity.

In estimating fair value under the Black-Scholes option pricing model, management applies certain assumptions, including:

Expected term in years: The term is based on the remaining contractual term of the warrant.

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Activity related to the warrants are as follows:

	Series A Shares	Series B Shares	Class B Shares
Outstanding, December 31, 2022	-	-	1,054
Granted during the year	-	-	1,050
Outstanding, December 31, 2023	-	-	2,104
Granted during the year	3,815	-	-
Outstanding, December 31, 2024	3,815	-	2,104
Granted during the year	1,305	1,134	9,532,953
Exercised during the year	(4,413)	(1,134)	(1,850,150)
Outstanding, December 31, 2025	707	-	7,684,907

October 2025 Amendment to the Strategic Advisor Warrants- Exercise Price Terms and Financial Statement Impact

On October 31, 2025, the Company amended the Strategic Advisor Agreement to revise the exercise price terms of the Strategic Advisor Common Warrants 2. Prior to the amendment, the exercise price was equal to the closing market price of the Class B Ordinary Shares on the trading day on which the applicable performance threshold was achieved. Following the amendment, the exercise price was fixed at the applicable performance threshold itself; accordingly, the exercise prices are $67.5, $90.0 and $112.5 per share for the respective tranches.

The Company evaluated the amendment under IFRS 2, Share-based Payment, and reflected the amended exercise terms in its valuation of the Strategic Advisor Common Warrants 2 as of December 31, 2025 and concluded that no incremental expense is being recognized due to this amendment.

Equity Warrants Issued to Strategic Advisors and DM Purchaser under the PIPE Agreement

In connection with the Securities Purchase Agreements entered into pursuant to the PIPE Offering, the Company also entered into a Warrant Purchase Agreement with five investors. Pursuant to these arrangements, the Company issued warrants to purchase an aggregate of 62,208 Class B Ordinary Shares to the WPA Investors (series S1 through S5) and 20,000 Class B Ordinary Shares to the DM Purchaser (series S6), each with an exercise price of $15 per share. The warrants issued under series S1 through S5 had an aggregate grant date fair value of €10,040, while the series S6 warrants had a grant date fair value of €3,228. The fair value of the warrants issued were recorded as equity-based compensation. The warrants contain substantially similar economic and settlement terms as the Company’s other warrant instruments and are accounted for consistently within the same framework.

During the year ended December 31, 2025, the assumptions used in the Black-Scholes model when determining the fair value of the warrants issued in relation to the PIPE transaction were as follows:

S-1 to S-6 Warrants
Expected term in years	5.0 years
Risk-free interest rate	3.62%
Annual expected volatility	150%
Dividend yield	0.0%

For the year ended December 31, 2025, the Company recognized a total of €261,389 as share-based compensation expenses with respect to the Strategic Advisors Warrants issued based on the amended terms and management’s assessment of the related service and performance conditions as of December 31, 2025.